Convertible Senior Notes - Summary of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Contractual interest expense	$ 1,150	$ 1,150
Amortization of offering costs	2,349	2,343
Total interest expense related to the outstanding Notes	$ 3,499	$ 3,493